Goodwill (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Goodwill [Line Items]
Goodwill impairment	$ 36,955,000	$ 0	$ 0
Operating Segments [Member] | Parent Company [Member]
Goodwill [Line Items]
Goodwill impairment	$ 36,955,000	$ 0
Reportable Segment, Aggregation before Other Operating Segment [Member]
Goodwill [Line Items]
Number of Reportable Segments | Integer	1